Property and Equipment (Details) - Schedule of Properties and Equipment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Type of property and equipment:
Property and equipment, Gross balance	$ 640,817	$ 622,564
Property and equipment, Accumulated Depreciation	(439,160)	(412,440)
Property and equipment, Net balance	$ 201,657	$ 210,124
Land and Buildings [Member]
Type of property and equipment:
Property and equipment, Useful Life	25 years	25 years
Property and equipment, Average remaining depreciation	18 years	18 years
Property and equipment, Gross balance	$ 322,766	$ 316,968
Property and equipment, Accumulated Depreciation	(165,286)	(157,810)
Property and equipment, Net balance	$ 157,480	$ 159,158
Equipment [Member]
Type of property and equipment:
Property and equipment, Useful Life	5 years	5 years
Property and equipment, Average remaining depreciation	3 years	3 years
Property and equipment, Gross balance	$ 256,933	$ 246,706
Property and equipment, Accumulated Depreciation	(221,083)	(203,136)
Property and equipment, Net balance	$ 35,850	$ 43,570
Others [Member]
Type of property and equipment:
Property and equipment, Useful Life	7 years	7 years
Property and equipment, Average remaining depreciation	4 years	4 years
Property and equipment, Gross balance	$ 61,118	$ 58,890
Property and equipment, Accumulated Depreciation	(52,791)	(51,494)
Property and equipment, Net balance	$ 8,327	$ 7,396